SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 M Y	Dec. 31, 2010	Dec. 31, 2009
Asset Retirement Obligations
Asset retirement obligation liability	$ 11.0				$ 3.4				$ 11.0	$ 3.4
Share-Based Compensation
Retirement eligible grant recipients, minimum age (in years)									55
Grants to retirement eligible recipients, expense period (in months)									6
Computations of the basic and diluted earnings attributable to Ecolab per share amounts
Net income attributable to Ecolab	$ 88.7	$ 154.3	$ 125.9	$ 93.6	$ 131.3	$ 174.2	$ 129.3	$ 95.5	$ 462.5	$ 530.3	$ 417.3
Weighted-average common shares outstanding
Basic (in shares)	252.2	231.9	231.6	232.0	232.1	232.8	233.4	235.4	236.9	233.4	236.7
Effect of dilutive stock options and awards (in shares)									5.2	4.2	3.2
Diluted (in shares)	257.5	236.1	236.1	235.9	236.4	237.0	237.4	239.0	242.1	237.6	239.9
Earnings attributable to Ecolab per common share
Basic (in dollars per share)	$ 0.35	$ 0.67	$ 0.54	$ 0.40	$ 0.57	$ 0.75	$ 0.55	$ 0.41	$ 1.95	$ 2.27	$ 1.76
Diluted (in dollars per share)	$ 0.34	$ 0.65	$ 0.53	$ 0.40	$ 0.56	$ 0.74	$ 0.54	$ 0.40	$ 1.91	$ 2.23	$ 1.74
Anti-dilutive securities excluded from computation of earnings per share (in shares)									4.7	6.2	11.4